Provisions for employee benefits - Analysis by geographical area related to the main actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum | Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Discount rate	1.40%	2.20%
Rate of compensation increase	1.90%	1.90%
Rate of price inflation	1.20%	1.20%
Life expectations on retirement at age 65	14 years	13 years
Maximum | Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Discount rate	25.90%	15.40%
Rate of compensation increase	20.00%	12.50%
Rate of price inflation	15.50%	11.50%
Life expectations on retirement at age 65	23 years	24 years
Euro Area | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.20%	3.50%
Rate of compensation increase	1.90%	1.90%
Rate of price inflation	1.90%	1.90%
Life expectations on retirement at age 65	21 years	21 years
Euro Area | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.30%	3.80%
Rate of compensation increase	3.00%	3.00%
Rate of price inflation	2.10%	2.20%
Life expectations on retirement at age 65	23 years	22 years
Rest of Europe
Disclosure Of Benefit Plans [Line Items]
Rate of compensation increase	3.00%
Life expectations on retirement at age 65	23 years
Rest of Europe | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	1.40%	2.20%
Rate of compensation increase		3.00%
Rate of price inflation	1.20%	1.20%
Life expectations on retirement at age 65		23 years
Rest of Europe | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	4.50%	4.80%
Rate of compensation increase		4.00%
Rate of price inflation	3.40%	3.50%
Life expectations on retirement at age 65		24 years
Africa | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.20%	3.80%
Rate of compensation increase	5.00%	1.90%
Rate of price inflation	3.10%	3.00%
Life expectations on retirement at age 65	14 years	13 years
Africa | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	25.90%	15.40%
Rate of compensation increase	20.00%	12.50%
Rate of price inflation	15.50%	11.50%
Life expectations on retirement at age 65	18 years	17 years
Other areas
Disclosure Of Benefit Plans [Line Items]
Discount rate	6.90%	7.00%
Rate of compensation increase	5.00%	5.00%
Rate of price inflation	3.50%	3.00%